Prospector Capital Appreciation Fund
Prospector Capital Appreciation Fund
Investment Objective
The investment objective of the Capital Appreciation Fund (the “Capital Appreciation Fund” or the “Fund”) is capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Capital Appreciation Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Prospector Capital Appreciation Fund No Classes
Redemption Fee (as a percentage of amount redeemed on shares held 60 days or less)	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Prospector Capital Appreciation Fund No Classes
Management Fees	1.10%
Distribution and Service (12b-1) Fees	0.05%
Other Expenses	0.88%	[1]
Total Annual Fund Operating Expenses	2.03%
Fee Waiver and Expense Reimbursement	(0.72%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.31%
[1]	"Other Expenses" include acquired fund fees and expenses, which are incurred indirectly by the Fund as a result of its investing in securities issued by one or more investment companies. The Total Annual Fund Operating Expenses in the table above may not correlate to the Ratio of Expenses to Average Net Assets: Before Expense Reimbursement found within the "Financial Highlights" section of this prospectus, which does not include acquired fund fees and expenses.
[2]	Prospector Partners Asset Management LLC (the "Investment Manager") has contractually agreed to waive a portion of its fees and/or pay Fund expenses (excluding interest, brokerage commissions and extraordinary expenses) in order to limit the Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement for the Fund to 1.30% of its average daily net assets (the "Expense Cap") through at least September 30, 2019. The Expense Cap may only be terminated or revised by the Board of Directors. The Investment Manager is permitted to recoup fee waivers and/or expense payments made in the prior three fiscal years from the date the fees were waived and/or Fund expenses were paid. This reimbursement may be requested by the Investment Manager if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the recoupment) does not exceed the Expense Cap at the time such reimbursement or waiver was made. For more information on the Expense Cap, see "Understanding Expenses."

Example.
This Example is intended to help you compare the cost of investing in the Capital Appreciation Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap in the first year).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Prospector Capital Appreciation Fund | No Classes | USD ($)	133	567	1,027	2,301

Portfolio Turnover.
The Capital Appreciation Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 23% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, the Capital Appreciation Fund invests primarily in a variety of equity and equity-related securities, including common stocks, convertible preferred and convertible debt securities.  The Capital Appreciation Fund attempts to buy investments priced to generate long-term total returns significantly above those of general stock indices and U.S. treasuries.  Using a value orientation, the Investment Manager invests in positions in the United States and other developed markets.  The Investment Manager’s investment strategy consists of bottom-up fundamental value analysis with an emphasis on balance sheet strength.  In evaluating potential investments, the Investment Manager also considers qualitative factors, including quality of management, quality of product or service, overall franchise or brand value, composition of the board of directors, and the uniqueness of the business model.  The Investment Manager looks for the presence of catalysts to improve internal performance, such as a change in management, a new management incentive program closely linked to the price of the stock, the sale of an underperforming asset or business unit, or a positive change in industry fundamentals.

The Investment Manager believes that fundamental analysis can identify undervalued investment opportunities.  Substantial gains are possible whenever a security’s price does not accurately reflect future cash flow and earnings power or where current or future asset values have not been fully recognized.  The Investment Manager believes that risk can be managed through a careful selection process that focuses on the relationship between the actual market price of a security and the intrinsic value of which the security represents an interest.

The investment program of the Capital Appreciation Fund focuses on value.  The Investment Manager believes that value will typically be manifest in one of four ways: (1) inexpensive underlying assets as measured by analytical techniques such as private market value, replacement cost, or mark to market; (2) attractive corporate financial characteristics such as free cash flow yield, dividend yield and price/earnings (P/E) ratio; (3) depressed stock price (often known as contrarian investing); and (4) companies with growth characteristics selling substantially less expensive compared to their own history or other similar growers.  Suitable securities often look attractive on more than one measure of value.

Once a company is identified as a potential investment, the Investment Manager examines the capital structure to determine whether any attractive convertible securities are outstanding.  In general, convertible securities: (1) have higher yields than common stocks but lower yields than comparable non-convertible securities; (2) may be subject to less fluctuation in value than the underlying common stock because of their income and redemption features; and (3) provide potential for capital appreciation if the market price of the underlying common stock increases (and in those cases may be thought of as “equity substitutes”).  Because of the conversion feature, the price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock.  The underlying equity need not be a value situation if the Investment Manager believes that the downside is well protected by the bond-like characteristics of the particular convertible security.

The distressed securities in which the Capital Appreciation Fund may invest include all types of debt obligations, including corporate bonds, debentures, notes, municipal bonds and, to the extent permitted by applicable laws and regulations, securities issued by foreign issuers, including foreign governments.

The Fund may invest in restricted securities including, but not limited to, private placements of equity and/or debt securities of private companies.  In particular, the Fund may invest in unregistered securities which may be sold under Rule 144A of the Securities Act of 1933, as amended (“144A securities”).

In pursuit of its value-oriented strategy, the Capital Appreciation Fund may invest without regard to market capitalization.  The Capital Appreciation Fund may also engage in currency transactions as well as transactions involving the purchase and sale of options on securities and other types of derivatives.

Principal Investment Risks
The Capital Appreciation Fund is subject to various risks, any of which could cause an investor to lose money.  Losing all or a portion of your investment is a risk of investing in the Fund.  The following principal risks could affect the value of your investment.

The Capital Appreciation Fund’s investments in equity securities will expose the Fund to:

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Stock Market Risk, which is the chance that stock prices overall will decline.  Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.  When the stock market is subject to significant volatility, the risks associated with an investment in the Fund may increase. Markets may experience periods of high volatility and reduced liquidity and, during such periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, potentially at unfavorable prices.

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Convertible Securities Risk, which is the risk that, with respect to a convertible security and prior to its conversion to equity, the price of the convertible security will normally vary with changes in the price of the underlying equity security, and the convertible security will generally offer interest or dividend yields that are lower than non-convertible debt securities of similar quality.

The Capital Appreciation Fund may invest in debt securities, which would expose the Fund to:

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Interest Rate Risk, which is the chance that the value of debt securities overall will decline because of rising interest rates. The Fund may be subject to heightened interest rate risk as the current period of historically low interest rates may be ending. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations, but increasing interest rates may have an adverse effect on the value of the Fund’s investment portfolio as a whole.

•	Income Risk, which is the chance that the Capital Appreciation Fund’s income will decline because of falling interest rates.

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Credit Risk, which is the chance that a debt issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of that debt to decline.

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High Yield Securities Risk, which is the risk that debt securities in the lower rating categories are subject to a greater probability of loss in principal and interest than higher-rated securities and are generally considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

The Capital Appreciation Fund may invest in foreign securities, which would expose the Fund to:

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Foreign Securities Risk, which is the risk associated with investments in foreign countries.  The following factors make foreign securities more volatile: political, economic and social instability; foreign securities may be harder to sell, brokerage commissions and other fees may be higher for foreign securities; and foreign companies may not be subject to the same disclosure and reporting standards as U.S. companies.

•	Currency Risk, which is the risk that the value of foreign securities may be affected by changes in currency exchange rates.

The Capital Appreciation Fund may use derivatives, which would expose the Fund to:

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Derivatives Risk , which is the risk that the greater complexity involved with the use of derivatives may expose the Capital Appreciation Fund to greater risks and result in poorer overall performance. Investments in derivatives may be illiquid and difficult to price.

•	Counterparty Risk, which is the risk that the other party to an agreement will default.

The Capital Appreciation Fund may invest in smaller and mid-sized companies, which would expose the Fund to:

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Smaller and Mid-Sized Companies Risk, which is the risk that the securities of such issuers may be comparatively more volatile in price than those of companies with larger capitalizations, and may lack the depth of management and established markets for their products and/or services that may be associated with investments in larger issuers.

The Capital Appreciation Fund may invest in value securities, which would expose the Fund to:

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Value Investing Risk, which is the risk that value securities may not increase in price as anticipated by the Investment Manager, and may even decline further in value, if other investors fail to recognize the company’s value, or favor investing in faster-growing companies, or if the events or factors that the Investment Manager believes will increase a security’s market value do not occur.

The Capital Appreciation Fund may invest in in restricted securities, which would expose the Fund to:

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Restricted Securities Risk, which is the risk that restricted securities may have terms that limit their resale to other investors or may require registration under applicable securities laws before they may be sold publicly.  It may not be possible to sell certain restricted securities at any particular time or at an acceptable price.

An investment in the Capital Appreciation Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Further discussion about other risks of investing in the Capital Appreciation Fund may be found in the “More Information on Investment Strategies, Related Risks and Disclosure of Portfolio Holdings” section of this prospectus.

Performance
The following performance information indicates some of the risks of investing in the Capital Appreciation Fund. The bar chart illustrates the variability of the Fund’s returns by showing changes in the Fund’s performance from year to year.  The table illustrates how the Fund’s average annual returns for 1-year, 5-year, 10-year, and since inception periods compare with the S&P 500® Index, a broad measure of market performance. The S&P 500® Index is a widely recognized, managed index of 500 of the largest companies in the United States as measured by market capitalization. The S&P 500 Index assumes reinvestment of all dividends and distributions.  Because an index cannot be invested in directly, the index returns do not reflect a deduction for fees, expenses or taxes. The Fund’s past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.  Updated performance information is available on the Fund’s website at www.prospectorfunds.com or by calling the Fund toll-free at 1-877-734-7862.

Capital Appreciation Fund Calendar Year Total Returns as of December 31

During the period of time shown in the bar chart, the Fund’s highest quarterly return was 16.65% for the quarter ended September 30, 2009, and the lowest quarterly return was -15.04% for the quarter ended September 30, 2008.

Average Annual Total Returns (for the period ended December 31, 2017)
Average Annual Returns - Prospector Capital Appreciation Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
No Classes	Return Before Taxes	11.38%	9.09%	5.86%	5.67%	Sep. 28, 2007
After Taxes on Distributions | No Classes	Return After Taxes on Distributions	9.85%	7.64%	4.94%	4.77%
After Taxes on Distributions and Sale of Fund Shares | No Classes	Return After Taxes on Distributions and Sale of Fund Shares	7.71%	7.00%	4.59%	4.44%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	21.83%	15.79%	8.50%	7.88%	Sep. 28, 2007

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).